CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Selling, general and administrative	$ 4,946	$ 3,189	$ 8,787	$ 5,734	$ 13,675	$ 11,153
Research and development	9,025	8,964	18,230	17,747	34,754	25,728
Litigation settlement						28,966
Total operating costs and expenses	13,971	12,153	27,017	23,481	48,429	65,847
Loss from operations	(13,971)	(12,153)	(27,017)	(23,481)	(48,429)	(65,847)
Other income (loss):
Change in fair value of convertible notes	(1,453)	9,657	(6,110)	15,928	(4,416)	795
Gain on cancellation of unwind fee						9,550
Other income (loss), net	45	(1)	109		289	(135)
Total other (loss) income	(1,408)	9,656	(6,001)	15,928	(4,127)	10,210
Loss before taxes	(15,379)	(2,497)	(33,018)	(7,553)	(52,556)	(55,637)
Income taxes	0	0	0	0		0
Net (loss) income	$ (15,379)	$ (2,497)	$ (33,018)	$ (7,553)	$ (52,556)	$ (55,637)
Basic net loss per share	$ (0.11)	$ (0.02)	$ (0.24)	$ (0.05)	$ (0.38)	$ (0.44)
Diluted net loss per share	$ (0.11)	$ (0.02)	$ (0.24)	$ (0.05)	$ (0.38)	$ (0.44)
Weighted average shares of common stock outstanding used to compute basic net loss per share	138,825,356	138,825,356	138,825,356	138,825,356	138,825,356	126,252,622
Weighted average shares of common stock outstanding used to compute diluted net loss per share	138,825,356	138,825,356	138,825,356	138,825,356	138,825,356	126,252,622